Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks †† — 117.5%
Information Technology — 22.3%
Accenture PLC (Ireland)—Class A	4,609	$811,276
Adobe, Inc.*	1,619	431,447
Advanced Micro Devices, Inc.*	1,920	48,998
ANSYS, Inc.*	363	66,324
Apple, Inc.	10,758	2,043,482
Arista Networks, Inc.*	33	10,377
Aspen Technology, Inc.*	764	79,655
Autodesk, Inc.*	276	43,006
Automatic Data Processing, Inc.	2,804	447,911
Booz Allen Hamilton Holding Corp.	1,100	63,954
Broadcom, Inc.	741	222,826
Broadridge Financial Solutions, Inc.	1,491	154,602
Cadence Design Systems, Inc.*	5,632	357,688
Cisco Systems, Inc.	5,536	298,889
Cognex Corp.	473	24,057
CognizantTechnology Solutions Corp.—Class A	37	2,681
DXC Technology Co.	2,918	187,657
FLIR Systems, Inc.	1,512	71,941
Fortinet, Inc.*	1,793	150,558
HP, Inc.	15,459	300,368
Intel Corp.	9,018	484,267
Intuit, Inc.	2,513	656,923
Leidos Holdings, Inc.	755	48,388
Manhattan Associates, Inc.*	134	7,385
Mastercard, Inc.—Class A	6,176	1,454,139
Microsoft Corp.	20,420	2,408,335
NetApp, Inc.	364	25,240
NVIDIA Corp.	1,034	185,665
Oracle Corp.	5,514	296,157
PayPal Holdings, Inc.*	3,886	403,522
QUALCOMM, Inc.	6,431	366,760
salesforce.com, Inc.*	894	141,583
Skyworks Solutions, Inc.	331	27,301
Teradata Corp.*	5,730	250,114
Texas Instruments, Inc.	2,615	277,373
VMware, Inc.,—Class A	269	48,557
Xilinx, Inc.	2,589	328,259

		13,227,665

Financials — 15.2%
Ally Financial, Inc.	26,036	715,730
American Express Co.	1,711	187,012
American Financial Group, Inc.	533	51,280
American National Insurance Co.	3,089	373,213
Ameriprise Financial, Inc.	2,331	298,601
AON PLC (United Kingdom)	1,651	281,826
Bank of America Corp.	27,500	758,725
Bank of NewYork Mellon Corp. (The)	4,009	202,174
Berkshire Hathaway, Inc.—Class B*	1,558	312,987
BlackRock, Inc.	662	282,919
Capital One Financial Corp.	2,324	189,848
Citigroup, Inc.	3,367	209,495
Citizens Financial Group, Inc.	1,199	38,968
CNA Financial Corp.	2,058	89,214
Comerica, Inc.	1,668	122,298
Discover Financial Services	3,442	244,933
E*TRADE Financial Corp.	553	25,676
East West Bancorp, Inc.	3,651	175,138
Erie Indemnity Co.—Class A	90	16,067
FactSet Research Systems, Inc.	322	79,943
First Horizon National Corp.	9,464	132,307
JPMorgan Chase & Co.	2,562	259,351
Lincoln National Corp.	2,314	135,832
LPL Financial Holdings, Inc.	3,743	260,700
Marsh & McLennan Cos., Inc.	337	31,644
MetLife, Inc.	5,588	237,881
Morgan Stanley	1,827	77,099
New Residential Investment Corp. REIT	1,245	21,053
Old Republic International Corp.	27,827	582,141
PNC Financial Services Group, Inc. (The)	64	7,850
Progressive Corp. (The)	2,348	169,267
Prudential Financial, Inc.	3,559	327,001
Raymond James Financial, Inc.	201	16,162
Regions Financial Corp.	11,208	158,593
S&P Global, Inc.	552	116,224
SEI Investments Co.	1,842	96,244
State Street Corp.	3,008	197,956
SVB Financial Group*	315	70,043
Synchrony Financial	249	7,943
Synovus Financial Corp.	2,506	86,106
T Rowe Price Group, Inc.	1,923	192,531
TD Ameritrade Holding Corp.	769	38,442
Torchmark Corp.	2,659	217,905
Unum Group	10,096	341,548
US Bancorp	12,172	586,569

		9,024,439

Health Care — 14.7%
AbbVie, Inc.	3,330	268,365
Agilent Technologies, Inc.	5,585	448,922
Alexion Pharmaceuticals, Inc.*	1,999	270,225
Allergan PLC	541	79,208
AmerisourceBergen Corp.	1,614	128,345
Anthem, Inc.	434	124,549
Biogen, Inc.*	279	65,950
Bio-Techne Corp.	450	89,348
Bruker Corp.	7,766	298,525
Cardinal Health, Inc.	173	8,330
Celgene Corp.*	1,115	105,189
Charles River Laboratories International, Inc.*	334	48,514
Chemed Corp.	370	118,426
Cigna Corp.	689	110,805
CVS Health Corp.	1,273	68,653
DaVita, Inc.*	363	19,707
Eli Lilly & Co.	144	18,685
Gilead Sciences, Inc.	1,018	66,180
Hill-Rom Holdings, Inc.	536	56,741
Humana, Inc.	1,311	348,726
IDEXX Laboratories, Inc.*	258	57,689
Incyte Corp.*	294	25,287
Intuitive Surgical, Inc.*	307	175,168

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 117.5% (Continued)
Health Care — (Continued)
Johnson & Johnson	6,875	$961,056
Laboratory Corp. of America Holdings*	330	50,483
Masimo Corp.*	1,380	190,826
Medtronic PLC (Ireland)	4,402	400,934
Merck & Co., Inc.	9,173	762,918
Mettler-Toledo International, Inc.*	70	50,610
Mylan NV	2,372	67,222
PerkinElmer, Inc.	1,294	124,690
Pfizer, Inc.	19,865	843,667
Regeneron Pharmaceuticals, Inc.*	284	116,616
STERIS PLC	1,459	186,796
Stryker Corp.	93	18,369
UnitedHealth Group, Inc.	1,563	386,467
Varian Medical Systems, Inc.*	1,520	215,414
Veeva Systems, Inc.—Class A	1,899	240,907
Vertex Pharmaceuticals, Inc.*	1,830	336,628
West Pharmaceutical Services, Inc.	2,475	272,745
Zoetis, Inc.	5,147	518,149

		8,746,034

Industrials — 12.5%
3M Co.	3,702	769,202
Boeing Co. (The)	2,463	939,437
Cummins, Inc.	1,082	170,815
Curtiss-Wright Corp.	149	16,888
Donaldson Co., Inc.	2,978	149,079
Dover Corp.	2,131	199,888
Eaton Corp. PLC	4,645	374,201
Expeditors International of Washington, Inc.	2,515	190,888
General Dynamics Corp.	582	98,521
Honeywell International, Inc.	4,854	771,398
Ingersoll-Rand PLC	1,730	186,753
Lincoln Electric Holdings, Inc.	1,090	91,418
Lockheed Martin Corp.	603	180,996
ManpowerGroup, Inc.	653	53,997
Norfolk Southern Corp.	489	91,389
Oshkosh Corp.	361	27,122
PACCAR, Inc.	3,540	241,216
Raytheon Co.	775	141,112
Republic Services, Inc.	2,210	177,640
Robert Half International, Inc.	2,917	190,072
Southwest Airlines Co.	5,934	308,034
Textron, Inc.	2,121	107,450
Timken Co. (The)	1,117	48,724
Toro Co. (The)	100	6,884
Union Pacific Corp.	2,766	462,475
United Parcel Service, Inc.—Class B	3,258	364,049
United Technologies Corp.	131	16,885
Waste Management, Inc.	8,068	838,346
WESCO International, Inc.*	3,159	167,459

		7,382,338

Communication Services —10.9%
Alphabet, Inc.—Class A*	1,040	1,223,966
Alphabet, Inc.—Class C*	935	1,097,045
AT&T, Inc.	12,467	390,965
CBS Corp.—Class B	7,574	359,992
CenturyLink, Inc.	8,023	96,196
Comcast Corp.—Class A	13,764	550,285
DISH Network Corp.—Class A*	3,077	97,510
Facebook, Inc.—Class A*	6,460	1,076,817
IAC (InterActiveCorp.)*	867	182,165
Omnicom Group, Inc.	2,069	151,016
Telephone & Data Systems, Inc.	4,579	140,713
TripAdvisor, Inc.*	1,401	72,081
Verizon Communications, Inc.	8,439	498,998
Viacom, Inc.—Class B	14,226	399,324
Viacom, Inc.—Class A	4,208	136,550
Zynga, Inc.—Class A*	2,602	13,869

		6,487,492

Consumer Discretionary — 10.2%
Amazon.com, Inc.*	1,010	1,798,557
Aramark	7,909	233,711
Best Buy Co., Inc.	2,384	169,407
Booking Holdings, Inc.*	8	13,959
BorgWarner, Inc.	3,467	133,167
Chipotle Mexican Grill, Inc.*	101	71,741
Dollar General Corp.	3,802	453,579
Extended Stay America, Inc.	8,846	158,786
Garmin Ltd. (Switzerland)	973	84,019
Home Depot, Inc. (The)	1,058	203,020
Las Vegas Sands Corp.	4,725	288,036
Lowe’s Cos., Inc.	5,622	615,440
Lululemon Athletica, Inc. (Canada)*	1,673	274,155
McDonald’s Corp.	32	6,077
NIKE, Inc.—Class B	1,326	111,662
Polaris Industries, Inc.	427	36,052
PVH Corp.	2,598	316,826
Ross Stores, Inc.	758	70,570
Royal Caribbean Cruises Ltd.	1,200	137,544
Target Corp.	975	78,254
TJX Cos., Inc. (The)	5,608	298,402
Tractor Supply Co.	193	18,868
Ulta Beauty, Inc.*	267	93,111
VF Corp.	3,276	284,717
Williams-Sonoma, Inc.	476	26,785
Wyndham Destinations, Inc.	2,086	84,462

		6,060,907

Consumer Staples — 8.5%
Altria Group, Inc.	4,012	230,409
Archer-Daniels-Midland Co.	6,859	295,829
Coca-Cola Co. (The)	5,030	235,706
Colgate-Palmolive Co.	81	5,552
Costco Wholesale Corp.	3,091	748,455
Ingredion, Inc.	1,458	138,058
Kimberly-Clark Corp.	861	106,678
Mondelez International, Inc.—Class A	6,718	335,363
PepsiCo, Inc.	7,272	891,184
Philip Morris International, Inc.	5,648	499,227
Procter & Gamble Co. (The)	9,743	1,013,759

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 117.5% (Continued)
Consumer Staples — (Continued)
Sysco Corp.	1,509	$100,741
Tyson Foods, Inc.—Class A	999	69,361
Walgreens Boots Alliance, Inc.	3,702	234,226
Walmart, Inc.	1,442	140,638

		5,045,186

Real Estate — 7.7%
American Campus Communities, Inc. REIT	220	10,468
American Tower Corp. REIT	337	66,409
Apple Hospitality REIT, Inc. REIT	791	12,893
AvalonBay Communities, Inc. REIT	1,528	306,715
Boston Properties, Inc. REIT	53	7,096
Camden Property Trust REIT	3,015	306,022
CBRE Group, Inc.—Class A REIT*	7,223	357,177
EPR Properties REIT	1,515	116,504
Equity Residential REIT	1,654	124,579
Highwoods Properties, Inc. REIT	16,751	783,612
Hospitality Properties Trust REIT	9,320	245,209
Lamar Advertising Co.—Class A REIT	1,078	85,442
Outfront Media, Inc. REIT	13,162	307,991
Public Storage REIT	1,639	356,941
Realogy Holdings Corp. REIT	9,848	112,267
Retail Properties of America, Inc. – Class A REIT	17,163	209,217
Senior Housing Properties Trust REIT	17,339	204,253
Simon Property Group, Inc. REIT	2,371	432,020
Ventas, Inc. REIT	1,767	112,752
Weingarten Realty Investors REIT	13,969	410,270

		4,567,837

Energy — 6.0%
Anadarko Petroleum Corp.	3,476	158,088
Baker Hughes a GE Co.	470	13,028
Chevron Corp.	5,704	702,619
CNX Resources Corp.*	1,048	11,287
ConocoPhillips	13,712	915,139
Continental Resources, Inc.*	1,434	64,200
Devon Energy Corp.	858	27,078
EOG Resources, Inc.	1,181	112,408
Exxon Mobil Corp.	9,840	795,072
HollyFrontier Corp.	29	1,429
Kinder Morgan, Inc.	8,574	171,566
ONEOK, Inc.	3,560	248,630
Phillips 66	764	72,710
Pioneer Natural Resources Co.	1,020	155,326
Valero Energy Corp.	1,347	114,266

		3,562,846

Utilities — 5.9%
Ameren Corp.	6,857	504,332
CenterPoint Energy, Inc.	9,288	285,142
DTE Energy Co.	1,600	199,584
Duke Energy Corp.	2,251	202,590
Eversource Energy	2,054	145,731
Exelon Corp.	7,523	377,128
Hawaiian Electric Industries, Inc.	862	35,144
MDU Resources Group, Inc.	16,340	422,062
OGE Energy Corp.	8,518	367,296
Pinnacle West Capital Corp.	3,921	374,769
PPL Corp.	6,865	217,895
Southern Co. (The)	1,056	54,574
UGI Corp.	5,540	307,027

		3,493,274

Materials — 3.6%
Eastman Chemical Co.	3,048	231,282
Ecolab, Inc.	3,263	576,050
Huntsman Corp.	1,978	44,485
LyondellBasell Industries NV—Class A	5,200	437,216
Mosaic Co. (The)	9,132	249,395
NewMarket Corp.	52	22,545
Nucor Corp.	5,607	327,168
Sonoco Products Co.	3,860	237,506

		2,125,647

Total Common Stocks		$69,723,665

Short-Term Investment Fund — 9.3%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	5,504,967	$5,504,967

Total Long Positions
(Cost $72,834,097)		$75,228,632

Securities Sold Short — (19.6%)
Common Stocks — (19.6%)
Financials — (5.1%)
AGNC Investment Corp.	(20,343)	(366,174)
Alleghany Corp.*	(46)	(28,170)
Arch Capital Group Ltd. (Bermuda)	(7)	(226)
Cboe Global Markets, Inc.	(626)	(59,745)
Credit Acceptance Corp.*	(439)	(198,397)
Everest Re Group Ltd. (Bermuda)	(650)	(140,374)
First Republic Bank	(4,063)	(408,169)
Markel Corp.*	(25)	(24,906)
Moody’s Corp.	(134)	(24,266)
NewYork Community Bancorp, Inc.	(12,423)	(143,734)
Renaissancere Holdings Ltd. (Bermuda)	(1,849)	(265,333)
Sterling Bancorp	(9,616)	(179,146)
Two Harbors Investment Corp., REIT	(2,775)	(37,546)
Virtu Financial, Inc.—Class A	(3,577)	(84,954)
Voya Financial, Inc.	(4,415)	(220,573)
White Mountains Insurance Group Ltd.*	(905)	(837,559)

		(3,019,272)

Real Estate — (2.9%)
American Homes 4 Rent—Class A, REIT	(5,423)	(123,211)
Apartment Investment & Management Co.—Class A, REIT	(975)	(49,033)
CubeSmart, REIT	(864)	(27,683)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — (19.6%) (Continued)
Real Estate — (Continued)
CyrusOne, Inc., REIT	(1,832)	$(96,070)
Digital Realty Trust, Inc., REIT	(626)	(74,494)
Howard Hughes Corp. (The), REIT*	(1,547)	(170,170)
Invitation Homes, Inc., REIT	(6,435)	(156,564)
JBG SMITH Properties, REIT	(2,540)	(105,029)
Kilroy Realty Corp., REIT	(578)	(43,905)
Macerich Co. (The), REIT	(2,227)	(96,540)
SITE Centers Corp., REIT	(1,465)	(19,953)
Spirit Realty Capital, Inc., REIT	(4,598)	(182,679)
Sun Communities, Inc., REIT	(371)	(43,971)
Uniti Group, Inc., REIT	(3,740)	(41,851)
VEREIT, Inc., REIT	(8,836)	(73,957)
WP Carey, Inc., REIT	(5,570)	(436,298)

		(1,741,408)

Industrials — (2.4%)
AMERCO	(548)	(203,587)
Arcosa, Inc.	(4,721)	(144,227)
CoStar Group, Inc.*	(19)	(8,862)
Fortive Corp.	(4,207)	(352,925)
Gardner Denver Holdings, Inc.*	(1,074)	(29,868)
HEICO Corp.—Class A	(1,864)	(156,688)
IHS Markit Ltd. (United Kingdom)*	(606)	(32,954)
Stericycle, Inc.*	(8,397)	(456,965)
United Rentals, Inc.*	(66)	(7,540)
Wabtec Corp.	(561)	(41,357)

		(1,434,973)

Consumer Discretionary — (2.1%)
Caesars Entertainment Corp.*	(3,822)	(33,213)
frontdoor, Inc.	(6,174)	(212,509)
Garrett Motion, Inc. (Switzerland)	(19,968)	(294,129)
H&R Block, Inc.	(553)	(13,239)
Hasbro, Inc.	(717)	(60,959)
Mattel, Inc.*	(1,771)	(23,023)
ServiceMaster Global Holdings, Inc.*	(8,386)	(391,626)
Skechers U.S.A., Inc.—Class A*	(3,874)	(130,205)
Tesla, Inc.*	(349)	(97,671)

		(1,256,574)

Utilities — (1.7%)
American Water Works Co., Inc.	(3,076)	(320,704)
Atmos Energy Corp.	(162)	(16,675)
Entergy Corp.	(2,451)	(234,389)
FirstEnergy Corp.	(4,259)	(177,217)
NiSource, Inc.	(3,520)	(100,883)
Sempra Energy	(1,196)	(150,529)

		(1,000,397)

Materials — (1.6%)
Alcoa Corp.*	(3,775)	(106,304)
Ashland Global Holdings, Inc.	(3,746)	(292,675)
Graphic Packaging Holding Co.	(11,400)	(143,982)
Scotts Miracle-Gro Co. (The)	(215)	(16,895)
Sealed Air Corp.	(8,049)	(370,737)

		(930,593)

Health Care — (1.6%)
Alnylam Pharmaceuticals, Inc.*	(1,049)	(98,029)
Bluebird Bio, Inc.*	(1,820)	(286,341)
Covetrus, Inc.	(3,526)	(112,303)
Insulet Corp.*	(1,589)	(151,098)
Penumbra, Inc.*	(270)	(39,693)
Premier, Inc.—Class A	(1,768)	(60,978)
United Therapeutics Corp.*	(1,515)	(177,816)

		(926,258)

Information Technology — (1.5%)
2U, Inc.*	(2,151)	(152,398)
Black Knight, Inc.	(638)	(34,771)
Dell Technologies, Inc.—Class C	(1,799)	(105,583)
Elastic NV.*	(890)	(71,084)
First Solar, Inc.*	(1,462)	(77,252)
Gartner, Inc.*	(341)	(51,723)
Littelfuse, Inc.	(395)	(72,080)
Marvell Technology Group Ltd.	(1,079)	(21,461)
Nuance Communications, Inc.*	(5,835)	(98,787)
Proofpoint, Inc.*	(798)	(96,901)
RealPage, Inc.*	(1,521)	(92,310)
Western Union Co. (The)	(692)	(12,781)

		(887,131)

Communication Services — (0.3%)
Zillow Group, Inc.—Class A*	(2,232)	(76,334)
Zillow Group, Inc.—Class C	(3,764)	(130,761)

		(207,095)

Consumer Staples — (0.2%)
Campbell Soup Co.	(2,310)	(88,080)
Hormel Foods Corp.	(607)	(27,169)

		(115,249)

Energy — (0.2%)
Kosmos Energy Ltd.	(15,702)	(97,823)

Total Common Stocks		$(11,616,773)

Total Securities Sold Short
(Proceeds $10,931,256)		$(11,616,773)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number of Contracts	Notional Amount	Market Value
Written Call Options — (1.9%)
Dow Jones Industrial
Average CBOE
April 2019
Strike Price $260	(290)	$(7,519,410)	$(72,500)
S&P 500 Index
April 2019
Strike Price $1,185	(41)	(11,621,040)	(293,150)
S&P 500 Index
April 2019
Strike Price $2,740	(6)	(1,700,640)	(54,282)
S&P 500 Index
April 2019
Strike Price $2,760	(66)	(18,707,040)	(543,708)
S&P 500 Index
April 2019
Strike Price $2,810	(14)	(3,968,160)	(66,780)
S&P 500 Index
April 2019
Strike Price $2,820	(14)	(3,968,160)	(46,060)
S&P 500 Index
June 2019
Strike Price $3,050	(22)	(6,235,680)	(8,404)
S&P 500 Index
May 2019
Strike Price $3,000	(42)	(11,904,480)	(9,450)

			$(1,094,334)

Written Put Options — (0.0%)
S&P 500 Index
April 2019
Strike Price $2,815	(11)	(3,117,840)	(23,969)

Total Written Options
(Premiums received $874,220)			$(1,118,303)

Total —105.3%			$62,493,556
Liabilities in Excess of Other Assets — (5.3%)			(3,148,702)

Net Assets — 100.0%			$59,344,854

*	Non-income producing security.
††

All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2019 was $13,947,398.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

PLC- Public Limited Company

REIT- Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$69,723,665	$—	$—	$69,723,665
Short-Term Investment Fund	5,504,967	—	—	5,504,967

Total Assets	$75,228,632	$—	$—	$75,228,632

Liabilities:
Securities Sold Short
Common Stocks	$(11,616,773)	$—	$—	$(11,616,773)
Other Financial Instruments
Written Options Equity Contracts	(1,118,303)	—	—	(1,118,303)

Total Liabilities	$(12,735,076)	$—	$—	$(12,735,076)

Total	$62,493,556	$—	$—	$62,493,556

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 99.2%
Alternative Funds — 49.0%
Touchstone Arbitrage Fund	1,112,900	$10,928,677
Touchstone Dynamic Equity Fund	735,784	11,360,502

		22,289,179

Fixed Income Funds — 40.1%
Touchstone Credit Opportunities Fund	703,247	6,884,783
Touchstone Flexible Income Fund	588,855	6,347,859
Touchstone Impact Bond Fund	274,049	2,751,453
Touchstone Ultra Short Duration Fixed Income Fund	243,244	2,252,436

		18,236,531

Equity Funds — 10.1%
Touchstone Focused Fund	52,833	2,287,123
Touchstone Value Fund	255,537	2,317,725

		4,604,848

Total Affiliated Mutual Funds		$45,130,558

Short-Term Investment Fund — 0.6%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	287,868	$287,868

Total Investment Securities —99.8%
(Cost $47,480,722)		$45,418,426
Other Assets in Excess of Liabilities — 0.2%		89,436

Net Assets — 100.0%		$45,507,862

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$45,130,558	$—	$—	$45,130,558
Short-Term Investment Fund	287,868	—	—	287,868

Total	$45,418,426	$—	$—	$45,418,426

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 71.8%
Fixed Income Funds — 57.7%
Touchstone Credit Opportunities Fund	797,852	$7,810,970
Touchstone Flexible Income Fund	356,009	3,837,781
Touchstone High Yield Fund	549,842	4,618,671
Touchstone Impact Bond Fund	778,991	7,821,073
Touchstone Ultra Short Duration Fixed Income Fund	244,303	2,262,245

		26,350,740

Equity Funds — 14.1%
Touchstone Premium Yield Equity Fund, Class Y	497,652	4,145,439
Touchstone Value Fund	253,508	2,299,316

		6,444,755

Total Affiliated Mutual Funds		$32,795,495

Exchange-Traded Funds — 20.7%
iShares International Select Dividend ETF†	39,950	1,232,857
iShares MSCI EAFE Value ETF	26,070	1,274,302
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	57,925	1,932,378
Vanguard Emerging Markets Government Bond ETF	12,525	980,081
Vanguard Global ex-U.S. Real Estate ETF	25,580	1,523,801
Vanguard Real Estate ETF	17,720	1,540,045
WisdomTree Emerging Markets High Dividend ETF†	22,275	976,536

Total Exchange-Traded Funds		$9,460,000

Exchange-Traded Notes — 6.5%
JPMorgan Alerian MLP Index ETN†	116,230	$2,965,027

Short-Term Investment Funds — 10.8%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	328,375	328,375
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	4,575,970	4,575,970

Total Short-Term Investment Funds		$4,904,345

Total Investment Securities —109.8%
(Cost $51,647,427)		$50,124,867
Liabilities in Excess of Other Assets — (9.8%)		(4,473,839)

Net Assets — 100.0%		$45,651,028

**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $4,500,325.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF—Exchange-Traded Fund

ETN—Exchange-Traded Notes

MLP—Master Limited Partnership

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$32,795,495	$—	$—	$32,795,495
Exchange-Traded Funds	9,460,000	—	—	9,460,000
Exchange-Traded Notes	2,965,027	—	—	2,965,027
Short-Term Investment Funds	4,904,345	—	—	4,904,345

Total	$50,124,867	$—	$—	$50,124,867

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^Ω — 75.3%
Equity Funds — 50.3%
Touchstone Anti-Benchmark International Core Equity Fund	1,053,411	$10,618,383
Touchstone Growth Opportunities Fund	129,983	4,448,002
Touchstone International Growth Opportunities Fund	220,766	4,574,279
Touchstone International Small Cap Fund	118,393	1,760,501
Touchstone Mid Cap Fund	102,114	3,575,026
Touchstone Sands Capital Emerging Markets Growth Fund*	135,406	1,788,710
Touchstone Sands Capital Institutional Growth Fund	153,462	3,540,372
Touchstone Small Cap Value Fund	188,997	4,445,199
Touchstone Value Fund	1,071,736	9,720,649

		44,471,121

Fixed Income Funds — 25.0%
Touchstone Credit Opportunities Fund	270,680	2,649,960
Touchstone Impact Bond Fund	1,316,679	13,219,462
Touchstone Ultra Short Duration Fixed Income Fund	668,392	6,189,305

		22,058,727

Total Affiliated Mutual Funds		$66,529,848

Exchange-Traded Funds — 24.0%
iShares International Treasury Bond ETF†	89,765	4,402,075
iShares MSCI EAFE Value ETF	72,350	3,536,468
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	51,640	1,722,710
Vanguard Emerging Markets Government Bond ETF	22,595	1,768,059
Vanguard FTSE Emerging Markets ETF	125,700	5,342,250
Vanguard Total International Bond ETF	79,175	4,415,590

Total Exchange-Traded Funds		$21,187,152

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash
Management, Institutional Shares, 2.34%¥Ω	925,405	925,405
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	1,050,000	1,050,000

Total Short-Term Investment Funds		$1,975,405

Total Investment Securities —101.5%
(Cost $91,790,746)		$89,692,405
Liabilities in Excess of Other Assets — (1.5%)		(1,310,120)

Net Assets — 100.0%		$88,382,285

*	Non-income producing security.
**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $1,029,840
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF—Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$66,529,848	$—	$—	$66,529,848
Exchange-Traded Funds	21,187,152	—	—	21,187,152
Short-Term Investment Funds	1,975,405	—	—	1,975,405

Total	$89,692,405	$—	$—	$89,692,405

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

March 31, 2019 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

During the period ended March 31, 2019, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date.